ACQUISITION (Tables) (XenoBiotic Laboratories, Inc.)	12 Months Ended
Dec. 31, 2014
XenoBiotic Laboratories, Inc.
Acquired Assets and Assumed Liabilities Recorded at Fair Value

The acquisition was accounted for under the acquisition method of accounting, and accordingly, the acquired assets and assumed liabilities were recorded at their fair value at the date of acquisition as follows:

	Amount	Amortization Period
Current assets	$6,220
Property, plant and equipment	5,463
Intangible assets—trade names	822	7 years
Intangible assets—customer relationships	15,253	12 years
Goodwill	22,609
Current liabilities	(2,513)
Deferred tax liabilities	(6,476)

Total purchase price	$41,378